Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 51,459		$ 55,819
Less: Accumulated depreciation, depletion and amortization	(33,444)	[1]	(45,784)	[1]
Property, plant and equipment, net	18,015		10,035
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	18,904		25,740
Less: Accumulated depreciation, depletion and amortization	(16,566)	[1]	(23,012)	[1]
Property, plant and equipment, net	2,338		2,728
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	30,077		27,201
Less: Accumulated depreciation, depletion and amortization	(16,260)	[1]	(22,074)	[1]
Property, plant and equipment, net	13,817		5,127
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1		91
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	1,859		2,089
Proved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	18,271		25,003
Less: Accumulated depreciation, depletion and amortization	(16,566)	[1]	(23,012)	[1]
Property, plant and equipment, net	1,705		1,991
Proved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	24,279		26,529
Less: Accumulated depreciation, depletion and amortization	(16,260)	[1]	(22,074)	[1]
Property, plant and equipment, net	8,019		4,455
Unproved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	478		598
Property, plant and equipment, net	478		598
Unproved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	5,655		470
Property, plant and equipment, net	5,655		470
Other Capitalized Property Plant and Equipment [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	155		139
Property, plant and equipment, net	155		139
Other Capitalized Property Plant and Equipment [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	143		202
Property, plant and equipment, net	143		202
Other Capitalized Property Plant and Equipment [Member] | Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	8		223
Less: Accumulated depreciation, depletion and amortization	(7)	[1]	(132)	[1]
Property, plant and equipment, net	1		91
Other Capitalized Property Plant and Equipment [Member] | Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	2,470		2,655
Less: Accumulated depreciation, depletion and amortization	(611)	[1]	(566)	[1]
Property, plant and equipment, net	$ 1,859		$ 2,089

[1]	Depreciation, depletion and amortization.